STATUTORY RESERVES AND RESTRICTED NET ASSETS	12 Months Ended
Aug. 31, 2020
STATUTORY RESERVES AND RESTRICTED NET ASSETS
STATUTORY RESERVES AND RESTRICTED NET ASSETS

26.     STATUTORY RESERVES AND RESTRICTED NET ASSETS

As stipulated by the relevant PRC laws and regulations applicable to the Group’s entities in the PRC, the Group is required to make appropriations from net income as determined in accordance with the PRC GAAP to non-distributable reserves, which include a statutory surplus reserve and a statutory welfare reserve. The PRC laws and regulations require that annual appropriations of 10% of after-tax income should be set aside prior to payments of dividends as reserve fund, and in private school sector, the PRC laws and regulations require that annual appropriations of 25% of after-tax income should be set aside prior to payments of dividend as development fund. The appropriations to statutory surplus reserve are required until the balance reaches 50% of the PRC entity registered capital.

26.     STATUTORY RESERVES AND RESTRICTED NET ASSETS - continued

The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital of the entities. For the years ended August 31, 2018, 2019 and 2020, the Group made apportions of nil, nil and RMB 622 to the statutory surplus reserve fund, respectively, and nil, nil and nil to the development fund, respectively.

As a result of these PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Group. Restricted net asset include paid-in capital, additional paid-in capital, the statutory reserves and the retained earnings of the Company's PRC subsidiaries and VIEs.

	As of August 31
	2019	2020
	RMB	RMB
Paid in capital	682,000	645,662
Additional paid in capital	124,151	113,492
Statutory reserves	2,396	3,118
Retained earnings	853,039	1,172,995
Total	1,661,586	1,935,267